Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Jun. 30, 2021 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	3,168,464
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,668,464
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	500,000